Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of Assets and Liabilities Classified as Held for Sale

	€ million	€ million
	2022 (a)	2021 (b)
	Total	Total
Property, plant and equipment held for sale(c)	4	2

Non-current assets
Goodwill and intangibles	2	901
Property, plant and equipment	20	447
Deferred tax assets	–	329
Other non-current assets	–	25
	22	1,702
Current assets
Inventories	–	258
Trade and other receivables	2	336
Current tax assets	–	11
Cash and cash equivalents	–	90
Other current assets	–	2
	2	697
Assets held for sale	28	2,401

Current liabilities
Trade payables and other current liabilities	2	652
Current tax liabilities	–	9
Financial liabilities due within one year	2	49
Provisions	–	8
	4	718
Non-current liabilities
Pension and post-retirement healthcare liabilities	–	12
Financial liabilities due after one year	–	31
Other non-current liabilities	–	2
Deferred tax liabilities	–	57
	–	102
Liabilities held for sale	4	820
(a)In 2022, disposal groups held for sale relate to the disposal of the Foods factory in Tula (Nutrition), expected to be disposed in Q1 2023 as part of the disposal of Calve and Baltimore in Russia and Kazakhstan (€17 million), and deferred ekaterra transactions in Turkey and Vietnam (€3 million), expected to be disposed in Q1 2023.
(b)In 2021, disposal groups held for sale were primarily related to the Tea Business which was disposed of during the year.
(c)Includes manufacturing assets held for sale.